Fair Value Measurements - Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Available-for-sale debt investments	¥ 309	¥ 304
Carrying Value
Assets:
Term deposits and short term investments	558,765	1,049,555
Restricted cash	7,049	9,055
Available-for-sale debt investments	309	304
Fair Value Recurring Basis | Level 1 | Fair Value
Assets:
Restricted cash	7,049	9,055
Fair Value Recurring Basis | Level 2 | Fair Value
Assets:
Term deposits and short term investments	558,765	1,049,555
Fair Value Recurring Basis | Level 3 | Fair Value
Assets:
Available-for-sale debt investments	¥ 309	¥ 304